Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Trade Payables and Other Liabilities

	€ million	€ million
Trade payables and other liabilities	2022	2021
Current: due within one year
Trade payables	11,100	8,896
Accruals	5,232	4,429
Social security and sundry taxes	626	447
Deferred consideration	78	44
Others	987	1,045
	18,023	14,861
Non-current: due after more than one year
Accruals	141	91
Deferred consideration	102	152
Others	27	32
	270	275
Total trade payables and other liabilities	18,293	15,136